Consolidated statement of cash flows - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Cash flows provided by (used in) operating activities
Net income	$ 1,398	$ 1,348	$ 1,369	$ 3,928	$ 4,016
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	291	255	241	884	606
Amortization and impairment	177	178	167	526	495
Stock options and restricted shares expense	5	5	9	14	23
Deferred income taxes	5	85	(8)	90	102
Losses (gains) from debt securities measured at FVOCI and amortized cost	(5)	(19)	9	(28)	(23)
Net losses (gains) on disposal of land, buildings and equipment	(6)	(1)	(2)	(7)	(14)
Other non-cash items, net	175	(181)	(79)	(190)	(302)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	(2,529)	2,255	(2,215)	553	(3,426)
Loans, net of repayments	(2,751)	(8,051)	(1,971)	(14,103)	(11,156)
Deposits, net of withdrawals	2,868	11,433	10,502	16,651	19,619
Obligations related to securities sold short	(645)	(1,247)	(1,573)	(239)	(1,561)
Accrued interest receivable	77	(171)	37	(29)	(165)
Accrued interest payable	(123)	199	(11)	18	79
Derivative assets	(2,458)	(935)	2,047	(3,151)	2,313
Derivative liabilities	3,124	(531)	(526)	4,921	(1,284)
Securities measured at FVTPL	5,753	(8,865)	1,691	(4,530)	1,139
Other assets and liabilities measured/designated at FVTPL	917	860	1,021	1,639	72
Current income taxes	(35)	(135)	61	(322)	(323)
Cash collateral on securities lent	29	(772)	471	(814)	438
Obligations related to securities sold under repurchase agreements	589	7,027	(5,388)	19,257	5,014
Cash collateral on securities borrowed	380	(317)	1,257	589	(48)
Securities purchased under resale agreements	(2,506)	3,201	(1,776)	(7,188)	(3,140)
Other, net	(2,184)	(1,320)	(3,461)	(5,806)	(1,395)
Cash flows provided by (used in) operating activities	2,546	4,301	1,872	12,663	11,079
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness	1,500		34	1,500	1,534
Redemption/repurchase/maturity of subordinated indebtedness	(1)		(619)	(1)	(619)
Issue of preferred shares, net of issuance cost	247			568	445
Issue of common shares for cash	38	38	34	114	143
Purchase of common shares for cancellation			(202)		(202)
Net sale (purchase) of treasury shares	2	(3)	(5)	2	6
Dividends paid	(612)	(602)	(566)	(1,783)	(1,530)
Cash flows provided by (used in) financing activities	1,174	(567)	(1,324)	400	(223)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(9,394)	(9,067)	(8,797)	(29,685)	(24,335)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	3,704	3,665	3,277	11,124	6,127
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	1,814	1,777	3,467	5,218	7,783
Cash used in acquisitions, net of cash acquired					(315)
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures			51		200
Net sale (purchase) of land, buildings and equipment	(54)	(57)	(38)	(166)	(123)
Cash flows provided by (used in) investing activities	(3,930)	(3,682)	(2,040)	(13,509)	(10,663)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	(27)	38	43	7	30
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period	(237)	90	(1,449)	(439)	223
Cash and non-interest-bearing deposits with banks at beginning of period	4,178	4,088	5,112	4,380	3,440
Cash and non-interest-bearing deposits with banks at end of period	3,941	4,178	3,663	3,941	3,663
Cash interest paid	2,700	2,366	1,990	7,652	5,164
Cash interest received	5,162	4,681	4,407	14,862	12,038
Cash dividends received	186	173	186	529	566
Cash income taxes paid	$ 403	$ 401	$ 312	$ 1,241	$ 1,314